Acquisitions - Summary of the revenue and net loss (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Best Day Group [Member]
Business Acquisition [Line Items]
Revenue	$ 14,125
Net loss	$ (14,983)
Revenue		$ 165,122	$ 658,147
Net loss		$ (242,261)	(38,241)
Viajes Falabella [Member]
Business Acquisition [Line Items]
Revenue			20,710
Net loss			(3,060)
Revenue			532,710	$ 584,986
Net loss			$ (20,872)	$ 19,770